UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21053

Name of Fund: BlackRock Virginia Municipal Bond Trust (BHV)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Virginia Municipal Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2015

Date of reporting period: 11/30/2014

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2014 (Unaudited)	BlackRock Virginia Municipal Bond Trust (BHV) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Virginia — 118.0%
Corporate — 7.2%
County of Chesterfield Virginia EDA, RB, Virginia Electric Power Co. Project, Series A, AMT, 5.60%, 11/01/31	$500	$536,145
County of Isle Wight Virginia IDA, RB, International Paper, Series A, AMT, 5.70%, 11/01/27	1,300	1,301,274

		1,837,419
County/City/Special District/School District — 24.8%
City of Norfolk Virginia, GO, Refunding, Capital Improvement, Series A, 5.00%, 8/01/38	500	572,985
City of Portsmouth Virginia, GO, Refunding, Series D, 5.00%, 7/15/34	500	571,955
City of Suffolk Virginia, GO, Refunding, 5.00%, 6/01/42	1,000	1,120,970
County of Fairfax Virginia EDA, RB, Silverline Phase I Project, 5.00%, 4/01/37	1,000	1,105,920
County of Fairfax Virginia Redevelopment & Housing Authority, Refunding RB, Fairfax Redevelopment & Housing, 5.00%, 10/01/39	1,500	1,621,545
Dulles Town Center Community Development Authority, Refunding, Special Assessment, Dulles Town Center Project, 4.25%, 3/01/26	500	494,245
Mosaic District Community Development Authority, Special Assessment, Series A, 6.88%, 3/01/36	250	288,603
Shops at White Oak Village Community Development Authority, Special Assessment, 5.30%, 3/01/17	113	119,459
Virginia Public School Authority, RB, Fluvanna County School Financing, 6.50%, 12/01/18 (a)	360	439,027

		6,334,709
Education — 15.5%
County of Montgomery Virginia EDA, Refunding RB, Virginia Tech Foundation, Series A, 5.00%, 6/01/39	355	398,203
Municipal Bonds	Par (000)	Value
Virginia (continued)
Education (concluded)
Virginia College Building Authority, Refunding RB:
Liberty University Projects, 5.00%, 3/01/41	$1,000	$1,127,090
Washington & Lee University Project (NPFGC), 5.25%, 1/01/26	500	610,180
Washington & Lee University Project (NPFGC), 5.25%, 1/01/31	1,000	1,254,520
Virginia Small Business Financing Authority, RB, Roanoke College, 5.75%, 4/01/41	500	558,220

		3,948,213
Health — 24.6%
City of Danville Virginia IDA, Refunding RB, Danville Regional Medical Center (AMBAC), 5.25%, 10/01/28 (b)	1,000	1,223,010
County of Fairfax Virginia EDA, Refunding RB:
Goodwin House, Inc., 5.00%, 10/01/27	1,000	1,057,690
Vinson Hall LLC, Series A, 5.00%, 12/01/42	500	512,390
County of Hanover Virginia EDA, Refunding RB, Covenant Woods, Series A, 5.00%, 7/01/42	500	508,825
County of Henrico Virginia EDA, Refunding RB, United Methodist Homes, 4.25%, 6/01/26	145	146,908
Peninsula Ports Authority, Refunding RB, Virginia Baptist Homes, Series C, 5.40%, 12/01/33	250	243,170
Roanoke EDA, Refunding RB:
Carilion Clinic Obligation Group, 5.00%, 7/01/30	795	893,031
Carilion Health System (AGM), 5.00%, 7/01/20 (a)	5	5,955
Carilion Health System, Series B (AGM), 5.00%, 7/01/38	495	537,105
Winchester EDA, Refunding RB, Valley Health System Obligation, Series A, 5.00%, 1/01/44	400	443,408

BLACKROCK VIRGINIA MUNICIPAL BOND TRUST	NOVEMBER 30, 2014	1

Schedule of Investments (continued)	BlackRock Virginia Municipal Bond Trust (BHV) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Virginia (continued)
Health (concluded)
Winchester Virginia IDA, RB, Valley Health System Obligation, Series E, 5.63%, 1/01/44	$650	$716,007

		6,287,499
Housing — 11.0%
Virginia HDA, RB:
M/F Housing, Rental Housing, Series A, 5.25%, 5/01/41	750	804,308
M/F Rental Housing, Series B, 5.63%, 6/01/39	1,000	1,082,710
M/F Rental Housing, Series F, 5.25%, 10/01/38	250	277,960
Remarketing, S/F Housing, Sub-Series C-3, 3.25%, 4/01/31	650	637,832

		2,802,810
State — 8.2%
Virginia College Building Authority, RB, Public Higher Education Financing Program, Series A, 5.00%, 9/01/33	1,000	1,113,050
Virginia Public School Authority, RB, School Financing, 1997 Resolution, Series B:
5.25%, 8/01/33	500	558,040
4.00%, 8/01/36	405	420,123

		2,091,213
Transportation — 16.8%
Richmond Metropolitan Authority, Refunding RB, (NPFGC), 5.25%, 7/15/22	500	564,230
Virginia Commonwealth Transportation Board, RB, Capital Projects, 5.00%, 5/15/32	1,260	1,460,466
Virginia Port Authority, RB, 5.00%, 7/01/36	500	568,905
Virginia Port Authority, Refunding RB, 5.00%, 7/01/40	500	558,275
Municipal Bonds	Par (000)	Value
Virginia (concluded)
Transportation (concluded)
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT, 6.00%, 1/01/37	$1,000	$1,134,340

		4,286,216
Utilities — 9.9%
City of Richmond Virginia, Refunding RB, Series A, 5.00%, 1/15/29	250	293,310
Virginia Resources Authority, RB:
5.00%, 11/01/18 (a)	105	121,518
5.00%, 11/01/33	1,895	2,115,369

		2,530,197
Total Municipal Bonds in Virginia		30,118,276
District of Columbia — 7.6%
Transportation — 7.6%
Metropolitan Washington Airports Authority, Refunding RB:
Dulles Toll Road, 1st Senior Lien, Series A, 5.00%, 10/01/39	290	312,150
Dulles Toll Road, 1st Senior Lien, Series A, 5.25%, 10/01/44	460	502,614
Series B, 5.00%, 10/01/29	1,000	1,129,620
Total Municipal Bonds in District of Columbia		1,944,384
Guam — 1.9%
State — 1.9%
Territory of Guam, RB, Series A:
Business Privilege Tax Bonds, 5.13%, 1/01/42	250	272,685
Limited Obligation Bonds, Section 30, 5.63%, 12/01/29	200	220,238
Total Municipal Bonds in Guam		492,923
Total Municipal Bonds — 127.5%		32,555,583

2	BLACKROCK VIRGINIA MUNICIPAL BOND TRUST	NOVEMBER 30, 2014

Schedule of Investments (continued)	BlackRock Virginia Municipal Bond Trust (BHV) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
Virginia — 21.8%
Education — 13.1%
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	$2,999	$3,328,564
Health — 8.7%
County of Fairfax Virginia IDA, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	999	1,131,071
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	1,000	1,096,173

		2,227,244
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 21.8%		5,555,808
Total Long-Term Investments (Cost — $34,542,685) — 149.3%		38,111,391
Short-Term Securities	Shares	Value
FFI Institutional Tax-Exempt Fund, 0.03%, (d)(e)	1,604	$1,604,444
Total Short-Term Securities (Cost — $1,604,444) — 6.3%		1,604,444
Total Investments (Cost — $36,147,129*) — 155.6%		39,715,835
Other Assets Less Liabilities — 1.6%		430,340
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (11.8%)		(3,019,430)
VRDP Shares, at Liquidation Value — (45.4%)		(11,600,000)

Net Assets Applicable to Common Shares — 100.0%		$25,526,745

*	As of November 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$33,032,062

Gross unrealized appreciation	$3,664,795
Gross unrealized depreciation	—

Net unrealized appreciation	$3,664,795

Notes to Schedule of Investments

(a)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Security is collateralized by municipal or U.S. Treasury obligations.

(c)	Represent bonds transferred to a TOB. In exchange for which the Trust received cash and residual interest certificates. These bonds serve as collateral in a financing transaction.

(d)	Investments in issuers considered to be an affiliate of the Trust during the period ended November 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2014	Net Activity	Shares Held at November 30, 2014	Income
FFI Institutional Tax-Exempt Fund	76,230	1,528,214	1,604,444	$23

(e)	Represents the current yield as of report date.

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
EDA	Economic Development Authority
GO	General Obligation Bonds
HDA	Housing Development Authority
IDA	Industrial Development Authority
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

BLACKROCK VIRGINIA MUNICIPAL BOND TRUST	NOVEMBER 30, 2014	3

Schedule of Investments (continued)	BlackRock Virginia Municipal Bond Trust (BHV)
•	Financial futures contracts outstanding as of November 30, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(13)	10-Year U.S. Treasury Note	Chicago Board of Trade	March 2015	$1,651,609	$(4,690)

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of November 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$38,111,391	—	$38,111,391
Short-Term Investments	$1,604,444	—	—	1,604,444

Total	$1,604,444	$38,111,391	—	$39,715,835

[1] See above Schedule of Investments for values in each sector.

4	BLACKROCK VIRGINIA MUNICIPAL BOND TRUST	NOVEMBER 30, 2014

Schedule of Investments (continued)	BlackRock Virginia Municipal Bond Trust (BHV)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest Rate Contracts	$(4,690)	—	—	$(4,690)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of November 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$30,000	—	—	$30,000
Liabilities:
TOB trust certificates	—	$(3,018,978)	—	(3,018,978)
VRDP Shares	—	(11,600,000)	—	(11,600,000)

Total	$30,000	$(14,618,978)	—	$(14,588,978)

There were no transfers between levels during the period ended November 30, 2014.

BLACKROCK VIRGINIA MUNICIPAL BOND TRUST	NOVEMBER 30, 2014	5

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

 Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Virginia Municipal Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Virginia Municipal Bond Trust

Date: January 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Virginia Municipal Bond Trust

Date: January 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Virginia Municipal Bond Trust

Date: January 22, 2015